Investment Strategy	Dec. 31, 2025
Lazard Developing Markets Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in developing market countries (also known as “emerging markets”). The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector and/or a particular country.

Lazard Emerging Markets Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values. In addition to common stocks, such equity securities also may include American Depositary

Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Lazard Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that are economically tied to emerging market countries. The Portfolio management team selects investments for the Portfolio from a broad investment universe of emerging market stocks and depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts, real estate investment trusts (“REITs”), warrants and rights. The Portfolio considers a company to be “economically tied to emerging markets countries” if: (i) the company is organized under the laws of or domiciled in an emerging markets country or maintains its principal place of business in an emerging markets country; (ii) the securities of such company are traded principally in emerging markets countries; or (iii) during the most recent fiscal year of the company, the company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in emerging markets countries or that has at least 50% of its assets in emerging markets countries. The Portfolio considers emerging markets countries to be all countries: (i) included in the MSCI Emerging Markets Index; or (ii) not included in the MSCI World Index.

The Portfolio invests primarily in equity securities, principally common stocks, of emerging markets companies. In managing the Portfolio, the Investment Manager utilizes a quantitatively driven, bottom up stock selection process. The active, quantitative approach utilized by the Portfolio management team involves initial screening, risk assessment and evaluation of each company relative to its global peers. The Investment Manager uses an objective, systematic investment process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. In addition to a multidimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. The Portfolio may invest across the capitalization spectrum.

The allocation of the Portfolio’s assets among countries and regions will vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions. Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio seeks to achieve its investment objective over a full market cycle through a hedged strategy investing primarily in convertible fixed income and preferred securities (including those rated below investment grade (“junk”)). The strategy utilizes a relative value approach, focusing on convertible securities that are considered to have low volatility. It is expected that the Portfolio will invest primarily in small and mid cap companies. The Portfolio also will utilize selective strategy level and position level hedges, primarily through short selling and derivatives, seeking to minimize macro risk (equity and credit) and interest rate risk. The Portfolio may invest in convertible debt and preferred securities of any maturity and any quality. Convertible securities held in the Portfolio generally are expected to have maturities between three and seven years at the time of investment, or between five and seven years if invested at issuance. Preferred securities generally are of perpetual maturities, callable at various points determined by the issuer. The Portfolio management team utilizes bottom up fundamental credit, equity and quantitative analysis in conjunction with top down macroeconomic analysis to identify individual securities believed to offer compelling value versus comparable risk return.

The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio’s investment focus is U.S. companies, the Portfolio also may invest in non-U.S. companies, including depositary receipts and shares. At certain times, based on the currently existing market environment, the Investment Manager may not believe it is able to find sufficient opportunities to invest in convertible fixed income and preferred securities and/or take short positions and may determine to tactically shift the Portfolio to invest substantially in money market instruments, such as short-term U.S. Treasury securities and certificates of deposit.

The Portfolio may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy.

In addition, the Portfolio may, but is not required to (1) enter into futures and forward currency contracts and equity, interest rate, credit default and currency swap agreements; and (2) write put and call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns.

It is expected that the Portfolio will buy and sell securities, and take short positions in securities, frequently in connection with implementing its investment strategy.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Equity Franchise Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies that the Investment Manager considers to have an “economic franchise.” Such companies are identified by the Investment Manager as having historically shown an ability to generate unleveraged returns, at or above their cost of capital. The

Portfolio invests primarily in equity securities, principally common stocks, of U.S. and non-U.S. companies, including those in emerging markets.

The Investment Manager considers that strong business franchises are often able to accomplish this performance and status because of competitive advantages such as an established or recognized brand, proprietary intellectual property or other intangible assets or industry economics such as relatively high customer switching costs.

The Portfolio normally invests in equity securities listed on a national or other recognized securities exchange. The Portfolio may invest in the equity securities of any size company.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of Infrastructure Companies with securities listed on a national or other recognized securities exchange. Infrastructure Companies derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the generation, production, transmission, sale or distribution of energy or natural resources used to produce energy; distribution, purification and treatment of water; provision of communications services and media; management, ownership and/or operation of infrastructure assets or construction, development or financing of infrastructure assets, such as pipelines, toll roads, airports, railroads or ports.

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. Lazard Asset Management LLC (the

“Investment Manager”) focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries.

The Investment Manager may enter into foreign currency forward contracts to hedge some or all foreign currency exposure in the Portfolio against movements relative to the U.S. dollar and generally not for the purpose of generating investment returns. However, the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

As part of its investment strategy, the Portfolio may use repurchase agreements or money market mutual funds to maximize the value of its assets held in cash.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Lazard Global Small Cap Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization companies. The Investment Manager considers “small capitalization companies” to be those companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI World Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $10 million to $937 billion as of March 31, 2026). Equity security investments primarily include common stocks and also may include American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small capitalization companies that the Investment Manager believes have strong and/or improving financial productivity at attractive valuations.

Lazard Government Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations.

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in U.S. Government Securities (as defined below) and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee.”

Under normal circumstances, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. Government Securities. U.S. Government Securities include cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities, including U.S. Government Securities subject to repurchase agreements.

Many U.S. Government Securities, including those in which the Portfolio invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The Portfolio generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the Portfolio generally expects its distributions to be exempt from U.S. withholding tax when paid to non-U.S. investors.

Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity. The Portfolio will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less, maintain a dollar-weighted average life for its portfolio of 120 calendar days or less and invest only in securities that mature or are deemed to mature in 397 calendar days or less.

The Portfolio may also hold cash from time to time. Lazard Asset Management LLC (the “Investment Manager”) seeks to maintain the Portfolio’s share price at $1.00 by valuing its securities using the amortized cost method. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

Lazard International Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. Equity security investments primarily include common stocks and also may include American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

The Portfolio invests primarily in equity securities of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $3.5 billion to $500.5 billion as of March 31, 2026) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries.

Lazard International Equity Select Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. Equity security investments primarily include common stocks and also may include American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

The Portfolio invests primarily in equity securities of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI All Country World Index ex-U.S. (ranging from approximately $1.1 million to $1.7 trillion as of March 31, 2026) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries, although the Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries in an amount up to the current emerging markets component of the MSCI All Country World Index ex-U.S. plus 15%. The allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Lazard International Quality Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in companies that the Investment Manager considers to be “quality growth” businesses, which the Investment Manager calls compounders. By “compounders” the Investment Manager means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., cash flow return on investment) while being able to reinvest to grow at similarly high levels of financial productivity.

The Investment Manager considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if the Investment Manager believes the company can sustain its competitive advantage.

The Portfolio invests primarily in equity securities of non-U.S. companies, including those whose principal business activities are located in emerging market countries.

The Portfolio may invest in securities of companies across the capitalization spectrum, but generally focuses on companies with a market capitalization of $3 billion or more.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Lazard International Strategic Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. Equity security investments primarily include common stocks and also may include American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

The Portfolio invests primarily in equity securities of non-U.S. companies whose principal activities are located in countries represented by the MSCI EAFE Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio also may invest up to 15% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Lazard Opportunistic Strategies Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio utilizes an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to stocks, bonds, commodities and other investments.

The Portfolio invests primarily in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy, as well as actively managed closed-end management investment companies (“closed-end funds”, and, together with ETFs, “Underlying Funds”). ETFs in which the Portfolio may invest include both ETFs designed to correlate directly with an index and ETFs designed to correlate inversely with an index and may include actively-managed ETFs. The Portfolio, through Underlying Funds in which it invests, may invest in non-U.S. companies (including those in emerging markets), and the Portfolio also may invest directly in equity and debt securities in addition to its investments in Underlying Funds. The Portfolio’s investment portfolio is concentrated in a relatively small number of holdings (generally 10 to 30). Investors can invest directly in Underlying Funds and do not need to invest in Underlying Funds through mutual funds or separately managed accounts.

The Portfolio may, but is not required to (1) enter into equity, total return and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts; and (2) write put and covered call options on securities (including shares of ETFs), indexes and currencies, in each case for hedging purposes or to seek to increase returns, including as a substitute for purchasing an Underlying Fund.

The Portfolio may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Portfolio does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Investment Manager is expecting the value of such securities to fall during the period of the Portfolio’s investment exposure.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Lazard Real Assets Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Portfolio invests at least 80% of its assets in real assets investments, including instruments providing exposure to such investments (such as derivative instruments).

“Real assets” are considered by the Portfolio to be:

(i) assets that have physical properties, such as:

• natural resources, such as energy and materials (e.g., metals and mining, paper and forestry and chemicals)

• real estate, such as real estate investment trusts (“REITs”) and real estate operating companies

• equipment and industrials, such as tools, hardware, machinery and other industrial components

• infrastructure, such as utilities, transport, communications, pipelines, seaports, airports and toll roads

• commodities, such as physical commodities with tangible properties such as gas, oil, metals, livestock or agricultural products; and

(ii) companies that typically derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, real assets.

Allocation of the Portfolio’s assets by the Investment Manager among these real assets categories will vary, and over time exposures to new categories may be added or exposures to existing categories may be eliminated.

The Portfolio may invest in equity securities of U.S. and non-U.S. companies, including emerging markets companies, as well as commodity-linked and other derivative instruments. In addition, the Portfolio may invest in fixed income securities of any maturity or credit quality, typically government securities, in connection with the Portfolio’s derivatives exposures (i.e., as a type of margin or collateral). The Portfolio also may invest in exchange-traded open-end management investment companies (“ETFs”), generally those that pursue a passive index-based strategy. The Portfolio may invest in companies of any market capitalization.

The Portfolio may gain exposure to the commodity markets by investing up to 25% of the Portfolio’s total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary’s derivatives exposures (i.e., as a type of margin or collateral).

The Investment Manager’s process for selecting investments for the Portfolio may include a variety of approaches, such a fundamental, bottom-up analysis, qualitative evaluations and quantitative models or a combination of these or other approaches. The process used will usually vary for different types of real assets categories, or category subsets.

In addition, the Portfolio may, but is not required to (1) enter into futures contracts; forward currency contracts; equity, total return, interest rate, credit default and currency swap agreements; (2) write put and call options on securities (including shares of ETFs), indexes and currencies; and (3) invest in structured notes, in each case for hedging purposes or to seek to increase returns, including as a substitute for a direct investment in securities.

Lazard US Convertibles Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets (including borrowing for investment purposes) in convertible securities that are economically tied to the U.S. “Convertible securities” are fixed-income and preferred equity securities that pay a fixed or floating rate of interest or dividends and that convert into: (1) underlying shares of common stock or other equity securities of the issuer of the convertible securities or of another issuer; (2) cash; or (3) a combination of cash and common stock or other equity securities of the issuer of the convertible securities or of another issuer; in each case, the form and amount of payment upon conversion is determined by the terms of the governing documents of the convertible securities. As a result, convertible securities have characteristics similar to both fixed-income and equity securities. The Portfolio considers a convertible security to be “economically tied to the U.S.” if: (i) the issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the convertible security, or the underlying security into which the convertible security is convertible is traded principally in the U.S., including underlying securities that are American Depositary Receipts or Global Depositary Receipts; or (iii) during the most recent fiscal year of the issuer, the issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

The Investment Manager seeks to achieve the Portfolio’s investment objective primarily through actively managing a portfolio of convertible securities economically tied to the U.S. As part of its investment process, the Investment Manager undertakes the following analysis of the convertible securities in which the Portfolio may invest:

• proprietary quantitative analysis to assess each convertible security’s exposure or sensitivity to factors such as equity market performance, interest rates and credit spreads and its implied volatility, in order to assist the Investment Manager in forming a view regarding the relative value of the convertible security when assessed against: (i) comparable convertible securities; (ii) its historical price-to-book ratios (a measure of the security’s issuer’s market capitalization (or valuation) to its book value); (iii) the creditworthiness of the issuer; and/or (iv) what the Investment Manager assesses to be the future growth outlook or valuation prospects of the equity into which the security is convertible;

• credit analysis, which will look at the credit quality of the issuers of the convertible securities (i.e., the capacity of an issuer to meet its obligations), the potential for credit quality improvement, the duration of the convertible securities, etc.; and

• fundamental, bottom-up analysis of the equity securities into which the convertible securities are convertible in order to form a view as to the growth outlook for the issuer, and the potential for improving valuations, in the underlying equity securities.

The Portfolio may invest without limitation in securities rated below investment grade (i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”)) (“junk bonds”) or equivalent unrated securities as determined by the Investment Manager. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration, and there are no restrictions on the Portfolio’s average maturity or duration. Duration is an estimate of the sensitivity of the price of a fixed income or convertible security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed income or convertible security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio may invest up to 20% of its assets in securities and other assets which need not be convertible securities as described below and need not be economically tied to the U.S. as described above, including securities of emerging markets issuers.

The Portfolio may, but is not required to, (1) enter into interest rate, bond and equity index futures contracts and interest rate and credit default swap agreements; and (2) purchase put and call options on securities (including shares of exchange-traded open-end management investment companies (“ETFs”)) and indexes, in each case for hedging purposes or to seek to increase returns.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Lazard US Equity Focus Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio considers a company or issuer to be a “U.S. company” if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S. Equity security investments primarily include common stocks.

The Investment Manager, through its bottom-up, fundamental research process, invests in companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 20 to 30 companies with market capitalizations generally over $5 billion. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

The Portfolio may invest up to 20% of its assets in securities of non-U.S. companies.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard US High Yield Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the U.S. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca

by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio considers a company or issuer to be tied economically to the U.S. if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

The Portfolio may invest in dollar-denominated securities of non-U.S. companies, including, to a limited extent, in emerging market companies.

Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Investments are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

The Portfolio may invest up to 20% of its assets in other investments which need not be fixed-income securities as described above and need not be tied economically to the U.S.

Lazard US Short Duration Fixed Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in fixed-income securities of U.S. issuers. Fixed income securities include U.S. government securities, corporate securities, mortgage-related and asset-backed securities, municipal securities, structured products, preferred stocks and inflation-indexed-securities. The Portfolio considers a company or issuer to be “U.S. issuer” if: (i) the company/issuer is organized under the laws of or is domiciled in the US or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

These securities may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features. Under normal circumstances, the Portfolio’s investment portfolio can be expected to have an average effective duration of three years or less. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations (or, if unrated, determined by the Investment Manager to be of comparable quality).

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research and analysis of features such as prepayment or call options, maturity, duration and coupon.

The Portfolio may invest up to 20% of its assets in other securities which need not be fixed-income securities of U.S. issuers.

Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $4.4 million to $38.0 billion as of March 31, 2026). Equity security investments primarily include common stocks. The Portfolio considers a company or issuer to be a “U.S. company” if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.

The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap and global research analysts.

The Portfolio may invest up to 20% of its assets in the securities of larger or smaller U.S. or non-U.S. companies.